Share Capital and Share-based Payments - Summary of Share Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 16,006	$ 12,766
RSUs and pRSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	15,526	11,815
DSUs
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	480	951
Equity-settled | Construction in progress
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	690	1,174
Equity-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	9,258	8,095
Equity-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	349	396
Cash-settled | General and administration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	538	1,025
Cash-settled | Operating expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	5,171	2,074
Cash-settled | Exploration expense
Disclosure Of Share Based Compensation [Line Items]
Non cash expense from share-based compensation	$ 0	$ 2